Changes In Carrying Amount of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012		Apr. 30, 2011		May 01, 2010
Goodwill [Line Items]
Balance	$ 524,113		$ 528,541
Benefit of excess tax amortization	(4,428)	[1]	(4,428)	[1]
Re-allocation of Goodwill	(20,279)				(29,135)
Balance	519,685		524,113		528,541
B&N Retail
Goodwill [Line Items]
Balance			254,471
Re-allocation of Goodwill			(29,135)	[2]
Balance	225,336		225,336
B&N College
Goodwill [Line Items]
Balance	274,070		274,070		274,070
B&N.com
Goodwill [Line Items]
Balance	24,707
Benefit of excess tax amortization	(4,428)	[1]	(4,428)	[1]
Re-allocation of Goodwill	(20,279)	[3]	29,135	[2]
Balance			24,707
NOOK
Goodwill [Line Items]
Re-allocation of Goodwill	20,279	[3]
Balance	$ 20,279

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.
[2]	Due to the increased focus on the internet and digital businesses, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company determined that it has three operating segments: B&N Retail, B&N College and B&N.com. As a result of this evaluation, $29,135 of goodwill was re-allocated between B&N Retail and B&N.com segments.
[3]	Prior to April 28, 2012, the Company reported an operating segment titled B&N.com, which included both its NOOK digital business and eCommerce operations. Due to the increased focus on the digital business and the Company's recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012, the Company created a new segment titled NOOK to report upon its digital business, moving the eCommerce business into the B&N Retail segment. The Company's three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N.com and NOOK segments.